Note 7 - Balance Sheet Disclosures - Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	€ 1,937	€ 2,235
Additions to right-of-use assets	1,496	15	2,397
Depreciation of right-of-use assets	415	313	163
Right-of-use assets on December 31, 2021	3,018	1,937	2,235
Interest expense on lease liabilities	56	39	23
Expense relating to short-term leases	0	0	84
Total cash outflow for leases	435	323	276
Buildings [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	1,906	2,211
Additions to right-of-use assets	1,496	0	2,372
Depreciation of right-of-use assets	405	305	161
Right-of-use assets on December 31, 2021	2,997	1,906	2,211
Interest expense on lease liabilities	52	35	22
Expense relating to short-term leases	0	0	84
Total cash outflow for leases	423	311	271
Cars [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	31	24
Additions to right-of-use assets	0	15	25
Depreciation of right-of-use assets	10	8	1
Right-of-use assets on December 31, 2021	21	31	24
Interest expense on lease liabilities	4	4	1
Expense relating to short-term leases	0	0
Total cash outflow for leases	€ 12	€ 12	€ 5